Fair Value of Financial Instruments - Fair Values and Related Carrying Values of Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount [Member]
Long-term Debt
Long-term Debt	$ 585,000	$ 650,000
Carrying Amount [Member] | 6.75 % Senior Notes [Member]
Long-term Debt
Long-term Debt	360,000	0
Carrying Amount [Member] | 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]
Long-term Debt
Long-term Debt	225,000	225,000
Carrying Amount [Member] | 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Long-term Debt
Long-term Debt	0	425,000
Fair Value [Member]
Long-term Debt
Long-term Debt	450,000	682,500
Fair Value [Member] | 6.75 % Senior Notes [Member]
Long-term Debt
Long-term Debt	270,000	0
Fair Value [Member] | 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]
Long-term Debt
Long-term Debt	180,000	236,250
Fair Value [Member] | 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Long-term Debt
Long-term Debt	$ 0	$ 446,250